Derivative Instruments and Hedging Activities	6 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIESThe Company uses derivative financial instruments to hedge against the interest rate risk associated with its variable rate debt as a result of the Company's exposure to fluctuations in interest rates associated with a senior secured term loan facility in an aggregate principal amount of $425.0 million with a syndicate of lenders led by Morgan Stanley as the administrator for the lending group (as used in this Note 6 and in Note 8, the “Term Loan”). To accomplish this hedging strategy, the Company enters into interest rate swaps designated as cash flow hedges that are designed to be highly correlated to the underlying terms of the debt instruments to which their forecasted, variable interest rate payments are tied. To qualify for hedge accounting, the Company documents and assesses effectiveness at inception and in subsequent reporting periods. The fair value of interest rate swaps are recorded on our condensed consolidated balance sheets as an asset or liability with the related gains or losses reported as a component of accumulated other comprehensive income. The changes in fair value are reclassified from accumulated other comprehensive income into earnings as an offset to interest expense in the same period that the hedged items affect earnings. The Company does not engage in the use of derivative instruments for speculative or trading purposes.
We entered into a USD floored interest rate swap agreement on May 12, 2020, with an effective date of May 29, 2020, wherein the Company has exchanged a floating rate of interest of LIBOR (subject to a 1% floor) plus 6.00% on the notional amount of $325.0 million of the Company’s $425.0 million Term Loan (currently recorded in long term debt on the condensed consolidated balance sheets) for a fixed rate payment of 6.00% plus 1.188%. The derivative hedges the entire notional amount of $325 million priced at USD-LIBOR-BBA 1-month, and the interest rate swap terminates on November 5, 2024.
The interest rate swap qualifies for cash flow hedge accounting as it was determined to be highly effective at inception and it continued to remain effective as of December 31, 2020. The Company did not record any ineffectiveness related to the interest rate swap.
In addition, the Company has determined that the majority of the inputs used to value its interest rate swap fall within Level 2 of the fair value hierarchy as they primarily include other than quoted prices that are observable. Further this valuation uses standard calculations and models that use readily observable market data as their basis. As a result, the Company classifies its interest rate swap in Level 2 of the fair value hierarchy.
The following table presents the fair value of the Company’s derivative financial instrument on a gross basis, as well as its classification on the Company’s condensed consolidated balance sheets for the periods presented:

(in thousands)	December 31, 2020		June 30, 2020
Derivatives Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Cash flow hedge	Other current liabilities	$(1,853)	Other current liabilities	$(1,669)
The following table presents the unrealized losses deferred to accumulated other comprehensive loss resulting from the Company’s derivative instruments designated as cash flow hedging instruments for the periods presented:

(in thousands)	Three Months Ended December 31, 2020	Six Months Ended December 31, 2020
Unrealized loss, before taxes	$—	$(498)
Income tax benefit	—	123
Unrealized loss, net of taxes	$—	$(375)
The following table presents information about the reclassification of gains and losses from accumulated other comprehensive loss into earnings resulting from the Company’s derivative instruments designated as cash flow hedging instruments for the periods presented:

(in thousands)	Three Months Ended December 31, 2020	Six Months Ended December 31, 2020
Interest expense	$155	$311
Income tax benefit	(39)	(77)
Net reclassification into earnings	$116	$234
Amounts included in accumulated other comprehensive loss are recorded net of the related income tax effects. The following table details the changes in accumulated other comprehensive loss:

(in thousands)	Derivative Instruments
Balance at June 30, 2020	$(1,254)
Unrealized losses, net of related tax benefit of $0.1 million	(375)
Amount reclassified into earnings, net of related taxes of $0.1 million	234
Balance at December 31, 2020	$(1,395)
As of December 31, 2020, the Company estimates that $0.6 million will be reclassified into interest expense during the next twelve months.
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
The Company uses derivative financial instruments to hedge against the interest rate risk associated with its variable rate debt as a result of the Company's exposure to fluctuations in interest rates associated with the Term Loan. To accomplish this hedging strategy, the Company enters into interest rate swaps designated as cash flow hedges that are designed to be highly correlated to the underlying terms of the debt instruments to which its forecasted, variable interest rate payments are tied. To qualify for hedge accounting, the Company will document and assess effectiveness at inception and in subsequent reporting periods. The fair value of interest rate swaps are recorded on our consolidated balance sheet as an asset or liability with the related gains or losses reported as a component of accumulated other comprehensive income. The changes in fair value are reclassified from accumulated other comprehensive income into earnings as an offset to interest expense in the same period that the hedged items affect earnings. The Company does not engage in the use of derivative instruments for speculative or trading purposes.
We entered into a USD floored interest rate swap agreement on May 12, 2020, with an effective date of May 29, 2020, wherein the Company has exchanged a floating rate of interest of LIBOR (subject to a 1% floor) plus 6.00% on the notional amount of $325.0 million of the Company’s $425.0 million Term Loan (currently recorded in long term debt on the consolidated balance sheet) for a fixed rate payment of 6.00% plus 1.188%. 84.6% and 15.4% of this derivative will hedge $275.0 million at USD-LIBOR-BBA 1-month and $50.0 million at USD-LIBOR-BBA 6-month, respectively, until September 30, 2020, when repricing occurs on the $50.0 million tranche at which point the derivative will be hedging the interest rate risk of the full $325.0 million in Term Loan debt at USD-LIBOR-BBA 1-month. The interest rate swap terminates on November 5, 2024. There were no derivative activities for the years ended June 30, 2019 and 2018.
The interest rate swap qualifies for cash flow hedge accounting as it was determined to be highly effective at inception and it continues to remain effective as of June 30, 2020. The Company did not record any ineffectiveness related to the interest rate swap.
In addition, the Company has determined that the majority of the inputs used to value its interest rate swap fall within Level 2 of the fair value hierarchy as they primarily include other than quoted prices that are observable. Further this valuation uses standard calculations and models that use readily observable market data as their basis. As a result, the Company classifies its interest rate swap in Level 2 of the fair value hierarchy.
The table below presents the fair value of the Company’s derivative financial instrument on a gross basis, as well as its classification on the Company’s consolidated balance sheet as of June 30:

(in thousands)	2020		2019
Derivatives Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Fair Value
Cash flow hedge	Other current liabilities	$(1,669)	$—
The following table presents the unrealized losses deferred to accumulated other comprehensive loss resulting from the Company’s derivative instruments designated as cash flow hedging instruments as of June 30:

(in thousands)	2020
Unrealized loss, before taxes	$1,669
Income tax benefit	$(415)
Unrealized loss, net of taxes	$1,254
The Company reclassified less than $0.1 million from accumulated other comprehensive income into interest expense for the year ended June 30, 2020. The income tax effects as a result of the reclassification to interest expense were not significant. As of June 30, 2020, the Company estimates that $0.6 million will be reclassified into interest expense during the next twelve months.